The June 30, 2021 Form N-CEN for JPMorgan Trust I is being amended to update item C.7 for JPMorgan Access Balanced Fund, JPMorgan Access Growth Fund, JPMorgan Hedged Equity Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan U.S. Research Enhanced Equity Fund. There are no other changes to its prior filing.